Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	¥ 31,024	¥ 31,334
Advertisement expense	37	37
Impairment/disposal of property and equipment	7,031	6,954
Deferred revenue	7,385	7,385
GAAP difference-others	227	(172)
Allowance for credit losses	2,282	517
Net deferred tax liabilities offset	(2,379)	(3,517)
Less: Valuation allowance	(45,607)	(42,538)	¥ (41,378)
Total deferred tax assets, net
Unbilled revenue	(2,549)	(4,143)
Total deferred tax liabilities	(2,549)	(4,143)
Deferred tax assets offset	2,379	3,517
Net deferred tax liabilities	¥ (170)	¥ (626)